Income Taxes - Schedule of Provision Benefit for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision Benefit for Income Taxes [Abstract]
Federal			$ 656,193	$ (656,193)
State and local			181,862	(181,862)
Foreign				(127,915)
Total deferred provision (benefit)			838,055	(965,970)
Change in valuation allowance				127,915
Total provision (benefit) for income taxes	$ (400,000)	$ 532,280	$ 838,055	$ (838,055)